Accounts Payable (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE [Abstract]
Creditors	$ 1,194	$ 496
Brokers	1,681	1,342
Insurances	171	138
Professional and legal fees	125	114
Total accounts payable	$ 3,171	$ 2,090